Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Assets Leased to Others	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Software and Software Development Costs	Oct. 01, 2011 Minimum	Dec. 31, 2011 Minimum Software and Software Development Costs	Dec. 31, 2011 Building Maximum	Dec. 31, 2011 Building Minimum	Dec. 31, 2011 Machinery and Equipment Maximum	Dec. 31, 2011 Machinery and Equipment Minimum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period							3 months
Estimated useful life, years						10 years		21 years		3 years	40 years	20 years	30 years	5 years
Minimum percentage of downward shift in operating profits from projected levels to trigger impairment analysis									25.00%
Research and development expense			$ 46	$ 39	$ 40
Anti-dilutive shares	2.0	4.0	4.1	7.9	8.0